Income Taxes - Schedule of Loss Before Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States	$ (49,634)	$ (34,393)	$ (18,358)
Foreign	1,313	119	(420)
Total	$ (48,321)	$ (34,274)	$ (18,778)